Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (22,401,318)	$ (10,134,901)
Other comprehensive loss
Foreign currency translation adjustment	(180,706)	(25,065)
Comprehensive loss	$ (22,582,024)	$ (10,159,966)